Consolidated Statements of Equity (USD $) In Thousands, except Share data		Total	Common shares [Member]	Preferred shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive (loss) income [Member]	Retained earnings [Member]	Equity attributable to share-holders of Mechel OAO [Member]	Noncontrolling interests [Member]
Balance at Dec. 31, 2009		$ 4,330,689	$ 133,507	$ 25,314	$ 859,338	$ (172,833)	$ 3,192,631	$ 4,037,957	$ 292,732
Balance, Shares at Dec. 31, 2009			416,270,745	83,254,149
Net income (loss)		691,974					657,213	657,213	34,761
Dividends declared to shareholders of Mechel OAO	[1]	(23,325)					(23,325)	(23,325)
Cumulative translation adjustment		(26,218)				(23,955)		(23,955)	(2,263)
Adjustment of available-for-sale securities		4,838				4,838		4,838
Change in pension benefit obligation		(9,466)				(9,466)		(9,466)
Acquisitions of noncontrolling interests and effect of changes in ownership of subsidiaries within the Group	[2]	(17,481)			(12,201)			(12,201)	(5,280)
Balance at Dec. 31, 2010		4,951,011	133,507	25,314	847,137	(201,416)	3,826,519	4,631,061	319,950
Balance, Shares at Dec. 31, 2010			416,270,745	83,254,149
Net income (loss)		803,447					727,885	727,885	75,562
Dividends declared to shareholders of Mechel OAO	[1]	(208,650)					(208,650)	(208,650)
Cumulative translation adjustment		(170,794)				(145,759)		(145,759)	(25,035)
Adjustment of available-for-sale securities		(2,245)				(2,245)		(2,245)
Change in pension benefit obligation		(7,160)				(7,160)		(7,160)
Acquisitions of noncontrolling interests and effect of changes in ownership of subsidiaries within the Group	[2]	(283)			(1,143)			(1,143)	860
Balance at Dec. 31, 2011		5,365,326	133,507	25,314	845,994	(356,580)	4,345,754	4,993,989	371,337
Balance, Shares at Dec. 31, 2011			416,270,745	83,254,149
Net income (loss)		(1,664,885)					(1,664,568)	(1,664,568)	(317)
Dividends declared to shareholders of Mechel OAO	[1]	(180,908)					(180,908)	(180,908)
Dividends declared to noncontrolling interest		(32,113)							(32,113)
Cumulative translation adjustment		70,893				47,725		47,725	23,168
Adjustment of available-for-sale securities		(300)				(300)		(300)
Change in pension benefit obligation		(17,778)				(17,778)		(17,778)
Acquisitions of noncontrolling interests and effect of changes in ownership of subsidiaries within the Group	[2]	(578)			(779)			(779)	201
Balance at Dec. 31, 2012		$ 3,539,657	$ 133,507	$ 25,314	$ 845,215	$ (326,933)	$ 2,500,278	$ 3,177,381	$ 362,276
Balance, Shares at Dec. 31, 2012			416,270,745	83,254,149

[1]	See Note 18
[2]	See Note 3(i)